Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
EXPENSES
Accounting, Audit, and Legal	$ 31,663	$ 9,800
Consulting Expense	37,373	15,000
Finders Fees	48,877
Filing and Transfer Agent Fees	4,576	6,654
Management Fees	30,000	15,000
Administration Expenses		631
Bank Charges and Interest	35,388	107
Project Development Costs	75,453
Total expenses	263,330	47,192
PROFIT (LOSS) BEFORE OTHER ITEMS	(263,330)	(47,192)
Foreign Exchange (Loss) Gain	(33,993)	1,652
NET PROFIT (LOSS) FOR THE PERIOD	(297,323)	(45,540)
Other Comprehensive Income
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (297,323)	$ (45,540)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	43,492,213	42,909,650
BASIC AND DILUTED (LOSS) PROFIT PER SHARE	$ (0.01)	$ (0.001)